As filed with the Securities and Exchange Commission on December 8, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-3802

                          NEUBERGER BERMAN INCOME FUNDS
                          -----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's Telephone Number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                          Neuberger Berman Income Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                         1800 Massachusetts Avenue, N.W.
                             Washington, D.C. 20036
                   (Names and Addresses of agents for service)


Date of fiscal year end: September 30, 2005

Date of reporting period: September 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREHOLDERS

Annual Report
September 30, 2005


    Lehman Brothers
    Core Bond Fund
--------------------------------------------------


                NEUBERGER BERMAN                LEHMAN BROTHERS
                INVESTOR CLASS SHARES           INSTITUTIONAL CLASS SHARES

Contents                                                     SEPTEMBER 30, 2005

                 The Fund

                 Chairmen's Letter                          2

                 Portfolio Commentary                       3

                 Fund Expense Information                   7

                 Schedule of Investments                    8

                 Financial Statements                      16

                 Financial Highlights Per Share Data       26

                 Report of Independent Registered Public
                  Accounting Firm                          28
                 Directory                                 29
                 Trustees and Officers                     30
                 Proxy Voting Policies and Procedures      37
                 Quarterly Portfolio Schedule              37
                 Report of Votes of Shareholders           38
                 Notice to Shareholders                    39
                 Board Consideration of the Management and
                  Sub-Advisory Agreements                  40

Chairmen's Letter


Dear Shareholder,

We are pleased to present to you this annual report for the Lehman Brothers Core Bond Fund for the fiscal year ending September 30, 2005. The report includes portfolio commentary, a listing of the Fund's investments, and their audited financial statements for the reporting period.

This fiscal year brought a change in the Fund's name and operating structure, as the Fund's Advisor since its inception, Ariel Capital Management, LLC, ("Ariel") recommended that the Fund be reorganized. The Reorganization Plan approved by the Fund's shareholders in effect replaced Ariel with Neuberger Berman Management Inc. as the new Advisor, and converted the Fund into the Lehman Brothers Core Bond Fund, which is part of a trust known as Neuberger Berman Income Funds. There was no change to the Fund's sub-advisor, Lehman Brothers Asset Management LLC (formerly known as Lincoln Capital Fixed Income Management Company, LLC), or to the Fund's investment program. The change was made effective on June 10, 2005.

The Fund seeks to maximize total return through a combination of income and capital appreciation. We endeavor to add value with a distinct process for managing the portfolio's positioning with respect to interest rates, credit and volatility.

With the approach of calendar year-end, the managers of the Fund have become increasingly confident about the strength of the economy, despite the impact of high oil prices and two hurricanes. The Fed appears to be primarily concerned with containing inflation, and as a result, further rate increases appear likely. We intend to proceed with caution to protect our clients' principal and add opportunistically to return.

Thank you for investing in the Lehman Brothers Core Bond Fund. We appreciate the trust you have placed in us and we will do our very best to continue earning it.

Sincerely,


/s/ Peter Sundman
                                 PETER SUNDMAN
                             CHAIRMAN OF THE BOARD
                         NEUBERGER BERMAN INCOME FUNDS


/s/ Brad Tank
                                   BRAD TANK
                             CHAIRMAN OF THE BOARD
                       LEHMAN BROTHERS ASSET MANAGEMENT

                                                             SEPTEMBER 30, 2005

Lehman Brothers Core Bond Fund Portfolio Commentary

The Lehman Brothers Core Bond Fund generated positive results for the fiscal year ending September 30, 2005, with the Fund's Neuberger Berman Investor Class and Lehman Brothers Institutional Class shares returning 2.64% and 3.05%, respectively, versus a 2.80% advance by the Lehman Brothers U.S. Aggregate Index.

During the 12-month reporting period, the fixed income markets displayed what Federal Reserve Chairman Alan Greenspan described as a "conundrum" in which repeated increases in the target Fed Funds rate failed to trigger expected increases in longer term bond rates. This translated into a flattening of the yield curve. The Fed Funds rate rose 200 basis points, while long rates were range bound, with 30-year yields actually declining over 30 basis points.

Over the past year, we have taken advantage of several opportunities to position the portfolio to benefit from the market's tendency to underestimate the potential for Fed tightening. These episodes were typically in reaction to short-term economic data or more recently, the hurricanes. Our strategy was to allow the market to react, and then shorten the portfolio's duration. This strategy was consistently successful over the year, and we were able to add to returns. As of September 30, 2005, the Fund's average duration and weighted average maturity were 4.2 years and 6.7 years, respectively.

Our outlook for the economy remains positive. Despite rising oil prices and the short-term impact of the two hurricanes, we believe that the economy retains significant momentum. While the impact of Hurricanes Katrina and Rita may reduce fourth-quarter GDP, we expect that economic growth will return to a range of 3.5%-4.0%.

As for interest rates, we think that the Fed is likely to raise the Fed Funds rate until it reaches at least the 4% mark in the fourth quarter of calendar 2005, and is likely to go higher in 2006. The market's consistently optimistic valuation of Treasuries, combined with the uncertainty that is bound to be created by the upcoming retirement of Alan Greenspan on January 31, will likely result in increased volatility in the bond market.

Based on these expectations, the portfolio, at least early in the new fiscal year, will be conservatively positioned until Treasury yield premiums return to more normal levels and there is more compensation for the price risk of holding longer-dated securities. The portfolio's positioning with respect to non-Treasury sectors will remain conservative as well, given that credit spreads remain at tight absolute levels. Looking forward, the portfolio is positioned to protect against higher interest rates and a wider spread environment. We are confident that this orientation will continue to provide value for our shareholders.

Sincerely,

/s/ Richard W. Knee
                                RICHARD W. KNEE
                               PORTFOLIO MANAGER

--------------------------------------------------------------------------------


Average Annual Total Return/1,2,3/

                                                       Lehman
                Neuberger              Lehman        Brothers
                   Berman            Brothers            U.S.
                 Investor       Institutional       Aggregate
                 Class/2/            Class/2/           Index
                ----------------------------------------------
1 Year              2.64%               3.05%           2.80%
5 Year              5.91%               6.35%           6.62%
Life of Fund/4/     5.66%               6.04%           6.54%
-------------------------------------------------------------
Inception Date   2/1/1997           10/1/1995

Performance data quoted represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed may be worth more or less than their original cost. Results are shown on a "total return" basis and include reinvestment of all dividends and capital gain distributions.

Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month end, please visit www.nb.com/performance.

Comparison of a $10,000 Investment

                                    [CHART]



                      Investor Class         U.S. Aggregate Index
                      --------------         --------------------
      10/1/1995          $10,000                  $10,000
      9/30/1996           10,396                   10,490
      9/30/1997           11,313                   11,509
      9/30/1998           12,430                   12,834
      9/30/1999           12,349                   12,787
      9/30/1900           13,020                   13,681
      9/30/2001           14,488                   15,453
      9/30/2002           15,579                   16,781
      9/30/2003           16,360                   17,689
      9/30/2004           16,901                   18,339
      9/30/2005           17,348                   18,852


This chart shows the value of a hypothetical $10,000 investment in the Fund since the Fund's inception. The result is compared with benchmarks, which may include a broad-based market index and/or a narrower index. Please note that market indexes do not include expenses. All results include the reinvestment of dividends and capital gain distributions. Results represent past performance and do not indicate future results. The chart and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see Endnotes and Glossary of Indices for additional information.

The 30-day SEC yield ending 9/30/05 of the Neuberger Berman Investor Class shares was 3.69% and of the Lehman Brothers Institutional Class shares was 4.09%.

The composition, industries and holdings of the Fund are subject to change.

Rating Diversification
(% by Ratings)

                     AAA/Government/Government Agency 68.6%
                     AA..............................  4.1
                     A...............................  6.1
                     BBB............................. 11.4
                     BB..............................  0.4
                     B...............................  0.0
                     CCC.............................  0.0
                     CC..............................  0.0
                     C...............................  0.0
                     D...............................  0.0
                     Not Rated.......................  5.9
                     Short Term......................  3.5

                                                             SEPTEMBER 30, 2005

Endnotes

               1. Neuberger Berman Management Inc. ("Management") has contractually undertaken to reimburse Lehman Brothers Core Bond Fund so that total operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses of the Fund are limited to 0.85% and 0.45% of average daily net assets for the Investor Class and Institutional Class, respectively. The undertakings last until October 31, 2015. The Fund has contractually undertaken to reimburse Management for the excess expenses paid by Management, provided the reimbursements do not cause operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. For the year ended September 30, 2005, there was no reimbursement of expenses by Management to Lehman Brothers Core Bond Fund.

                    Management has voluntarily agreed to waive its investment management fee in the amount of 0.20% of the Fund's average net assets through October 31, 2006. As a result of this waiver, the investment management fee of the Fund will be limited to 0.05% of its average net assets. If this voluntary waiver was not in place, performance would be lower for the Fund.

               2. One-year and average annual total returns are for the periods ended September 30, 2005. Results are shown on a "total return" basis and include reinvestment of all dividends and capital gain distributions.

               3. The Fund is the successor to Ariel Premier Bond Fund ("Ariel Bond Fund"). The total return data for the periods prior to June 13, 2005 are those of the Ariel Bond Fund Investor Class and Institutional Class. The data reflects performance of Ariel Bond Fund Investor Class for the period February 1, 1997 through June 10, 2005 and the performance of Ariel Bond Fund Institutional Class for the period October 1, 1995 (date of inception) through January 31, 1997. The investment policies, guidelines and restrictions of the Fund are in all respects equivalent to Ariel Bond Fund. Ariel Bond Fund Institutional Class had lower expenses and typically higher returns than Ariel Bond Fund Investor Class. Returns would have been lower if the manager of Ariel Bond Fund had not waived certain of its fees during the periods shown.

               4.   From commencement of operations.

Glossary of Indices

Lehman Brothers U.S. Aggregate Index:  An unmanaged index that represents the
                                       U.S. domestic investment grade bond
                                       market. It is comprised of the Lehman
                                       Brothers Government/Corporate Bond Index,
                                       Mortgage-Backed Securities Index, and
                                       Asset-Backed Securities Index, including securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million.

Please note that the index does not take into account any fees and expenses or any tax consequences of investing in the individual securities that it tracks and that individuals cannot invest directly in any index. Data about the performance of this index is prepared or obtained by Neuberger Berman Management Inc. and includes reinvestment of all dividends and capital gain distributions. The Fund may invest in securities not included in the above-described index.

                                                             SEPTEMBER 30, 2005

Information About Your Fund's Expenses

This table is designed to provide information regarding costs related to your investments. All mutual funds incur operating expenses, which include management fees, fees for administrative services and costs of shareholder reports, among others. The following examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table illustrates the fund's costs in two ways:

Actual Expenses and Performance:       The first section of the table provides
                                       information about actual account values
                                       and actual expenses in dollars, based on the fund's actual performance during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =
                                       8.6), then multiply the result by the
                                       number in the first section of the table under the heading entitled "Expenses Paid
                                       During the Period" to estimate the
                                       expenses you paid over the period.

Hypothetical Example for
  Comparison Purposes:                 The second section of the table provides
                                       information about hypothetical account
                                       values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this fund versus other funds. To do so, compare the expenses shown in this 5%
                                       hypothetical example with the 5%
                                       hypothetical examples that appear in the shareholder reports of other funds.

Expense Information As of 9/30/05 (Unaudited)

Lehman Brothers Core Bond Fund

                                   Beginning    Ending    Expenses
                                     Account   Account Paid During
              Actual                   Value     Value the Period*
              ----------------------------------------------------
              Neuberger Berman
               Investor Class         $1,000 $1,021.80       $4.36
              Lehman Brothers
               Institutional Class    $1,000 $1,022.80       $2.31

              Hypothetical (5% annual
              return before expenses)**
              ----------------------------------------------------
              Neuberger Berman
               Investor Class         $1,000 $1,021.03       $4.35
              Lehman Brothers
               Institutional Class    $1,000 $1,023.06       $2.31


 * For each class of the fund, expenses are equal to the expense ratio for the class, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by multiplying the number of days in the most recent half year divided by 365.

Schedule of Investments Lehman Brothers Core Bond Fund

Principal Amount                                                                        Rating(S)         Value/+/
(000's omitted)                                                                        Moody's S&P  (000's omitted)

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S.
  Government (14.8%)
        $  425  U.S. Treasury Bonds, 7.25%, due 5/15/16                                TSY     TSY $           526
         1,220  U.S. Treasury Bonds, 8.13%, due 8/15/19                                TSY     TSY           1,665
         2,965  U.S. Treasury Bonds, 6.00%, due 2/15/26                                TSY     TSY           3,497
             5  U.S. Treasury Notes, 6.50%, due 2/15/10                                TSY     TSY               6
         5,975  U.S. Treasury Notes, 3.88%, due 5/15/10                                TSY     TSY           5,888
           295  U.S. Treasury Strip, due 8/15/14                                       TSY     TSY             200
                                                                                                   ---------------
                Total U.S. Treasury Securities-Backed by the Full Faith and Credit of
                  the U.S. Government (Cost $11,935)                                                        11,782
                                                                                                   ---------------
U.S. Government Agency Securities (8.4%)
         1,320  Fannie Mae, Notes, 4.30%, due 3/9/09                                   AGY     AGY           1,304
           110  Fannie Mae, Notes, 7.25%, due 1/15/10                                  AGY     AGY             121
         1,085  Federal Home Loan Bank, Notes, 4.25%, due 5/16/08                      AGY     AGY           1,072
         1,700  Freddie Mac, Notes, 3.75%, due 8/3/07                                  AGY     AGY           1,679
         2,500  Federal Home Loan Bank, Disc. Notes, due 10/7/05                       AGY     AGY           2,499oo
                                                                                                   ---------------
                Total U.S. Government Agency Securities (Cost $6,705)                                        6,675
                                                                                                   ---------------
Mortgage-Backed Securities (45.1%)
           462  Banc of America Funding Corp., Ser. 2005-F, Class 4A1, 5.46%, due
                9/20/35                                                                Aaa     AAA             464
         1,140  Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2005-PWR8,
                Class A4, 4.67%, due 6/11/41                                           Aaa                   1,111
           409  Chase Commercial Mortgage Securities Corp., Ser. 2000-3, Class
                A1, 7.09%, due 10/15/32                                                        AAA             426
           625  Chase Commercial Mortgage Securities Corp., Ser. 2000-3, Class
                A2, 7.32%, due 10/15/32                                                        AAA             687
            40  Countrywide Home Loans, Pass-Through Trust, Ser. 2003-42, Class
                2A1, 3.96%, due 10/25/05                                               Aaa     AAA              40oo(mu)
           348  Credit Suisse First Boston Mortgage Securities Corp., Ser. 2003-C5,
                Class A1, 3.09%, due 12/15/36                                                  AAA             337
           225  Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C4,
                Class A3, 5.12%, due 8/15/38                                           Aaa     AAA             227
           475  G-Force LLC, Ser. 2005-RRA, Class A2, 4.83%, due 8/22/36                       AAA             469**
           522  GSR Mortgage Loan Trust, Ser. 2005-AR3, Class 6A1, 5.05%, due 5/25/35  Aaa     AAA             519
           470  Indymac Loan Trust, Ser. 2005-L2, Class A1, 3.99%, due 10/25/05        Aaa     AAA             470oo(mu)
            50  Indymac Loan Trust, Ser. 2003-L1, Class A1, 4.21%, due 10/25/05        Aaa                      51**oo(mu)
           405  JP Morgan Chase Commercial Mortgage Security Corp., Ser. 2005-FL1A,
                Class A1, 3.88%, due 10/15/05                                          Aaa     AAA             405**oo(mu)
           804  JP Morgan Chase Commercial Mortgage Security Corp., Ser. 2001-CIBC,
                Class A2, 6.00%, due 3/15/33                                                   AAA             815
           250  JP Morgan Chase Commercial Mortgage Security Corp., Ser. 2005-CB11,
                Class A1, 4.52%, due 8/12/37                                           Aaa     AAA             249
           220  JP Morgan Chase Commercial Mortgage Security Corp., Ser. 2005-LDP3,
                Class A3, 4.96%, due 8/15/42                                           Aaa     AAA             220
         1,636  JP Morgan Mortgage Trust, Ser. 2005-A3, Class 7CA1, 5.16%, due 6/25/35         AAA           1,635
           535  Merrill Lynch Mortgage Investors, Inc., Ser. 2005-A5, Class A9,
                4.89%, due 6/25/35                                                             AAA             536
           224  Merrill Lynch Mortgage Trust, Ser. 2005-MKB2, Class A1, 4.45%, due
                9/12/42                                                                Aaa     AAA             223
           140  Morgan Stanley Capital I, Ser. 2005-T17, Class A5, 4.78%, due 12/13/41         AAA             138

                                                             SEPTEMBER 30, 2005

Schedule of Investments Lehman Brothers Core Bond Fund cont'd

Principal Amount                                                                        Rating(S)         Value/+/
(000's omitted)                                                                        Moody's  S&P  (000's omitted)
        $  481  MortgageIT Trust, Ser. 2005-3, Class A1, 4.13%, due 10/25/05           Aaa     AAA  $           481oo(mu)
            45  Novastar NIM Note Trust, Ser. 2005-N1, 4.78%, due 10/26/35                     A                 45**
           300  Structured Asset Securities Corp., Ser. 1997-LLI, Class A3, 6.90%,
                due 10/12/34                                                           Aaa     AAA              307
           574  Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C17, Class
                A1, 4.43%, due 3/15/42                                                 Aaa     AAA              571
Fannie Mae
           290  Pass-Through Certificates, 6.00%, due 11/1/15                          AGY     AGY              298
           273  Pass-Through Certificates, 8.00%, due 10/1/31                          AGY     AGY              292
           292  Pass-Through Certificates, 8.50%, due 4/1/34                           AGY     AGY              316
         7,520  Pass-Through Certificates, 5.00%, TBA, 30 Year Maturity                AGY     AGY            7,360o
         8,225  Pass-Through Certificates, 5.00%, TBA, 15 Year Maturity                AGY     AGY            8,202o
         7,245  Pass-Through Certificates, 5.50%, TBA, 30 Year Maturity                AGY     AGY            7,241o
Freddie Mac
           185  Pass-Through Certificates, 6.50%, due 11/1/25                          AGY     AGY              191
            50  REMIC Floating Rate CMO, Ser. 1364, Class K, 5.00%, due 9/15/07        AGY     AGY               50
Government National Mortgage Association
         1,469  Pass-Through Certificates, 8.00%, due 12/15/27                         AGY     AGY            1,575
                                                                                                    ---------------
                Total Mortgage-Backed Securities (Cost $36,166)                                              35,951
                                                                                                    ---------------
Corporate Debt Securities (20.9%)
           140  Alcan, Inc., Bonds, 5.75%, due 6/1/35                                  Baa1    BBB+             138
           135  American General Finance Corp., Medium-Term Notes, Ser. I, 4.88%, due
                7/15/12                                                                A1      A+               133
           155  American Home Products Corp., Notes, 6.95%, due 3/15/11                Baa1    A                170
           145  AT&T Wireless Services, Inc., Senior Notes, 7.88%, due 3/1/11          Baa2    A                165
           210  AT&T Wireless Services, Inc., Senior Notes, 8.75%, due 3/1/31          Baa2    A                284
           155  AXA, Subordinated Notes, 8.60%, due 12/15/30                           A3      BBB+             204
           165  Berkshire Hathaway Finance Corp., Guaranteed Notes, 4.13%, due 1/15/10 Aaa     AAA              162
           100  Chartered Semiconductor Manufacturing Ltd., Senior Unsubordinated
                Notes, 5.75%, due 8/3/10                                               Baa3    BBB-              99
           100  Chartered Semiconductor Manufacturing Ltd., Senior Unsubordinated
                Notes, 6.38%, due 8/3/15                                               Baa3    BBB-              98
           110  CIT Group, Inc., Senior Medium-Term Notes, 4.75%, due 8/15/08          A2      A                110
         1,290  Citigroup, Inc., Subordinated Notes, 5.00%, due 9/15/14                Aa2     A+             1,283
           290  Comcast Cable Communications, Notes, 8.38%, due 5/1/07                 Baa2    BBB+             306
           465  Comcast Cable Communications Holdings Inc., Guaranteed Notes, 8.38%,
                due 3/15/13                                                            Baa2    BBB+             550
            70  Comcast Corp., Bonds, 5.65%, due 6/15/35                               Baa2    BBB+              65
           500  Cox Communications, Inc., Notes, 6.75%, due 3/15/11                    Baa3    BBB-             534
            30  Daimler Chrysler N.A. Holdings Corp., Guaranteed Notes, 4.05%, due
                6/4/08                                                                 A3      BBB               29
            70  Dominion Resources, Inc., Senior Unsecured Notes, 5.15%, due 7/15/15   Baa1    BBB+              69
           120  Enterprise Products Partners L.P., Guaranteed Notes, Ser. B, 6.88%,
                due 3/1/33                                                             Baa3    BB+              127
           220  EOP Operating L.P., Notes, 4.65%, due 10/1/10                          Baa2    BBB+             216
           105  Excelon Corp., Notes, 4.45%, due 6/15/10                               Baa2    BBB+             101
           210  Excelon Corp., Notes, 4.90%, due 6/15/15                               Baa2    BBB+             199
           140  Ford Motor Credit Co., Notes, 5.70%, due 1/15/10                       Baa3    BB+              127
            85  Ford Motor Credit Co., Notes, 7.88%, due 6/15/10                       Baa3    BB+               83
           175  France Telecom, Notes, 7.75%, due 3/1/11                               A3      A-               199
           355  General Electric Capital Corp., Medium-Term Notes, Ser. A, 4.25%, due
                6/15/12                                                                Aaa     AAA              342

Schedule of Investments Lehman Brothers Core Bond Fund cont'd

Principal Amount                                                                               Rating(S)       Value/+/
(000's omitted)                                                                               Moody's  S&P  (000's omitted)
        $   75  General Electric Capital Corp., Medium-Term Notes, Ser. A, 6.00%, due 6/15/12 Aaa     AAA  $            80
           150  Goldman Sachs Capital I, Guaranteed Notes, 6.35%, due 2/15/34                 A1      A-               156
           415  Goldman Sachs Group, Inc., Notes, 5.25%, due 10/15/13                         Aa3     A+               419
            20  Goldman Sachs Group, Inc., Notes, 5.13%, due 1/15/15                          Aa3     A+                20
           335  Harrahs Operating, Inc., Bonds, 5.63%, due 6/1/15                             Baa3    BBB-             331**
           150  HSBC Finance Corp., Notes, 5.75%, due 1/30/07                                 A1      A                152
           235  HSBC Finance Corp., Notes, 4.75%, due 5/15/09                                 A1      A                234
            90  HSBC Finance Corp., Unsecured Notes, 4.13%, due 11/16/09                      A1      A                 88
           100  HSBC Finance Corp., Notes, 7.00%, due 5/15/12                                 A1      A                111
           390  International Lease Finance Corp., Unsubordinated Notes, 4.75%, due 7/1/09    A1      AA-              386
           195  John Deere Capital Corp., Senior Medium-Term Notes, Ser. D,
                4.40%, due 7/15/09                                                            A3      A-               193
           110  JP Morgan Chase & Co., Unsecured Notes, 4.50%, due 1/15/12                    Aa3     A+               107
           320  JP Morgan Chase Capital XV, Notes, 5.88%, due 3/15/35                         A1      A-               313
           205  Kaneb Pipe Line Operating Partnership L.P., Senior Notes, 5.88%, due 6/1/13   Baa3    BBB-             212
           175  Kraft Foods, Inc., Notes, 4.00%, due 10/1/08                                  A3      BBB+             172
           245  Lennar Corp., Senior Unsecured Notes, 5.60%, due 5/31/15                      Baa3    BBB              240**
           150  Metlife, Inc., Senior Notes, 5.70%, due 6/15/35                               A2      A                149
           305  National City Bank of Cleveland, Bonds, 4.50%, due 3/15/10                    Aa3     A+               302
           275  National Rural Utilities Cooperative Finance Corp., Senior Notes,
                5.75%, due 8/28/09                                                            A2      A                285
           280  News America, Inc., Guaranteed Notes, 6.20%, due 12/15/34                     Baa3    BBB              280
            80  Nexen, Inc., Unsecured Notes, 5.88%, due 3/10/35                              Baa2    BBB-              78
           330  Packaging Corp. of America, Unsubordinated Notes, 5.75%, due 8/1/13           Ba1     BBB              319
           175  Progress Energy, Inc., Senior Notes, 5.85%, due 10/30/08                      Baa2    BBB-             180
           170  Regions Financial Corp., Senior Notes, 4.50%, due 8/8/08                      A1      A                169
           100  Residential Capital Corp., Notes, 6.38%, due 6/30/10                          Baa3    BBB-             101**
            95  Scottish Power PLC, Unsecured Notes, 5.38%, due 3/15/15                       Baa1    BBB+              96
           100  Simon Property Group L.P., Notes, 4.60%, due 6/15/10                          Baa2    BBB+              99
           275  Simon Property Group L.P., Notes, 4.88%, due 8/15/10                          Baa2    BBB+             274
           130  Simon Property Group L.P., Notes, 5.10%, due 6/15/15                          Baa2    BBB+             127
           140  SLM Corp., Medium-Term Notes, 5.13%, due 8/27/12                              A2      A                141
           220  Sovereign Bancorp, Inc., Senior Notes, 4.80%, due 9/1/10                      Baa3    BBB-             218**
           160  Sprint Capital Corp., Guaranteed Notes, 6.13%, due 11/15/08                   Baa2    A-               166
           140  Sprint Capital Corp., Guaranteed Notes, 8.75%, due 3/15/32                    Baa2    A-               188
           350  Suntrust Bank, Subordinated Notes, 5.00%, due 9/1/15                          Aa3     A+               348
            95  Teck Cominco Ltd., Notes, 6.13%, due 10/1/35                                  Baa2    BBB               93
            70  Telecom Italia Capital, Guaranteed Notes, 4.95%, due 9/30/14                  Baa2    BBB+              68**
           725  Telecom Italia Capital, Notes, 5.25%, due 10/1/15                             Baa2    BBB+             712
           335  Telefonos de Mexico S.A., Notes, 4.50%, due 11/19/08                          A3      BBB              331
           235  Time Warner Entertainment Co. L.P., Senior Notes, 8.38%, due 7/15/33          Baa1    BBB+             294
            85  Time Warner, Inc., Guaranteed Notes, 7.63%, due 4/15/31                       Baa1    BBB+             100
           230  Univision Communications, Inc., Guaranteed Notes, 3.50%, due 10/15/07         Baa2    BBB-             223
            75  Valero Energy Corp., Senior Unsecured Notes, 7.50%, due 4/15/32               Baa3    BBB-              91
           275  Verizon Global Funding Corp., Bonds, 5.85%, due 9/15/35                       A2      A+               270
           115  Viacom, Inc., Guaranteed Notes, 5.63%, due 8/15/12                            A3      BBB+             117
           355  Wachovia Corp., Notes, 4.95%, due 11/1/06                                     Aa3     A+               357
           240  Wachovia Corp., Subordinated Notes, 5.25%, due 8/1/14                         A1      A                243
           150  Wal-Mart Stores, Inc., Senior Unsecured Notes, 4.75%, due 8/15/10             Aa2     AA               150

                                                             SEPTEMBER 30, 2005

Schedule of Investments Lehman Brothers Core Bond Fund cont'd

Principal Amount                                                                        Rating(S)          Value/+/
(000's omitted)                                                                        Moody's  S&P  (000's omitted)
        $  190  Wal-Mart Stores, Inc., Notes, 4.50%, due 7/1/15                        Aa2     AA   $           184
           225  Wellpoint, Inc., Notes, 4.25%, due 12/15/09                            Baa1    BBB+             220
            90  Wells Fargo Bank NA, Subordinated Notes, 4.75%, due 2/9/15             Aa1     AA-               89
           142  Weyerhaeuser Co., Notes, 6.13%, due 3/15/07                            Baa2    BBB              145
           435  Zurich Capital Trust I, Guaranteed Notes, 8.38%, due 6/1/37            Baa2    A-               465**
                                                                                                    ---------------
                Total Corporate Debt Securities (Cost $16,886)                                               16,679
                                                                                                    ---------------
Asset-Backed Securities (35.1%)
            55  ABSC NIMS Trust, Ser. 2005-HE6, Class A1, 5.05%, due 10/27/05                  A-                54**
            23  ABSC NIMS Trust, Ser. 2004-HE5, Class A1, 5.00%, due 8/27/34                   BBB+              23**
           234  Ameriquest Mortgage Securities, Inc., Ser. 2002-AR1, Class M2, 5.13%,
                due 10/25/05                                                           A1      AAA              234oo(mu)
           105  Arcap Reit, Inc., Subordinated Bonds, Ser. 2004-1A, Class D, 5.64%,
                due 4/21/39                                                            A3      A-               106**
            74  Argent NIM Trust, Ser. 2004-WN2, Class B, 6.75%, due 4/25/34                   BBB-              74**
            48  Asset Backed Funding Corp. NIM Trust, Ser. 2005-WF1A, Class
                N1, 4.75%, due 10/26/05                                                                          47**^^^
         1,205  Bank One Auto Securitization Trust, Ser. 2003-1, Class A4, 2.43%, due
                3/22/10                                                                Aaa     AAA            1,174
           590  BMW Floorplan Master Owner Trust, Ser. 2003-1A, Class A, 3.84%, due
                10/17/05                                                               Aaa     AAA              590**oo(mu)
           275  Capital One Multi-Asset Execution Trust, Ser. 2002-A1, Class
                A1, 4.04%, due 10/17/05                                                Aaa     AAA              276oo(mu)
           330  Capital One Multi-Asset Execution Trust, Ser. 2004-C1, Class
                C1, 3.40%, due 11/16/09                                                Baa2    BBB              325
           425  Capital One Prime Auto Receivables Trust, Ser. 2004-1, Class
                A4, 3.84%, due 10/17/05                                                Aaa     AAA              425oo(mu)
           168  Carmax Auto Owner Trust, Ser. 2004-1, Class D, 3.52%, due 11/15/10     Baa3    BBB              166
           287  Chase Funding Mortgage Loan, Asset-Backed Certificates, Ser. 2004-1,
                Class 2A2, 4.06%, due 10/25/05                                         Aaa     AAA              287oo(mu)
            85  Chase Funding Mortgage Loan, Asset-Backed Certificates, Ser. 2002-2,
                Class 2A1, 4.08%, due 10/25/05                                         Aaa     AAA               85oo(mu)
            58  Chase Funding Mortgage Loan, Asset-Backed Certificates, Ser. 2001-4,
                Class 1B, 7.38%, due 11/25/31                                          Baa2    BBB-              59
         1,000  Chase Issuance Trust, Ser. 2005-A1, Class A1, 3.78%, due 10/15/05      Aaa     AAA            1,000oo(mu)
         1,030  Chase Manhattan Auto Owner Trust, Ser. 2003-C, Class A-4, 2.94%, due
                6/15/10                                                                Aaa     AAA            1,006
           583  Chesapeake Funding LLC, Ser. 2003-1, Class A1, 3.94%, due 10/7/05      Aaa     AAA              583oo(mu)
           158  Chevy Chase Auto Receivables Trust, Ser. 2001-2, Class A4, 4.44%, due
                4/16/07                                                                Aaa     AAA              158
           586  Coliseum Funding Ltd., Floating Rate Bond, Ser. 1A, Class A1, 4.30%,
                due 1/24/06                                                            Aa2     AAA              584**oo(mu)
           965  College Loan Corporation Trust, Ser. 2003-2, Class A2, 3.79%, due
                10/25/05                                                               Aaa     AAA              967oo(mu)
           513  Collegiate Funding Services Education Loan Trust 1, Ser. 2003-B,
                Class A1, 4.10%, due 12/28/05                                          Aaa     AAA              513oo(mu)
           202  Countrywide Asset-Backed Certificates, Ser. 2005-SD2, Class
                A1A, 3.99%, due 10/25/05                                               Aaa     AAA              202**oo(mu)
            45  Countrywide Asset-Backed Certificates, Ser. 2005-5N, Class N, 5.00%,
                due 7/25/36                                                                    BBB               45**
            62  Countrywide Asset-Backed Certificates, Ser. 2005-2N, Class N, 4.50%,
                due 8/25/36                                                                    BBB               61**
           108  Credit-Based Asset Servicing and Securitization, Ser. 2004-CB6, Class
                AF1, 4.02%, due 10/25/05                                               Aaa     AAA              108oo(mu)

Schedule of Investments Lehman Brothers Core Bond Fund cont'd

Principal Amount                                                                        Rating(S)          Value/+/
(000's omitted)                                                                        Moody's  S&P  (000's omitted)
        $  681  Credit-Based Asset Servicing and Securitization CBO, Floating Rate
                Bond, Ser. 9A, Class A1, 3.70%, due 10/8/05                            Aaa     AAA  $           682**oo(mu)
           845  Distribution Financial Services Floorplan Master Trust, Ser. 2003-2,
                Class A, 3.87%, due 10/17/05                                           Aaa     AAA              846oo(mu)
           152  Equifirst Mortgage Loan Trust, Ser. 2005-1, Class A1, 3.89%, due
                10/25/05                                                               Aaa     AAA              153oo(mu)
           123  Equifirst Mortgage Loan Trust, Ser. 2004-1, Class 2A1, 3.93%, due
                10/25/05                                                               Aaa     AAA              123oo(mu)
           208  Equifirst Mortgage Loan Trust, Ser. 2003-2, Class 3A3, 4.58%, due
                10/25/05                                                               Aaa     AAA              208(mu)
            75  Equifirst Mortgage Loan Trust NIM Notes, Ser. 2004-2, Class
                N1, 3.97%, due 10/25/34                                                        A-                75**
           125  Equifirst Mortgage Loan Trust NIM Notes, Ser. 2004-2, Class
                N2, 5.93%, due 10/25/34                                                        BBB              124**
            85  Equifirst Mortgage Loan Trust NIM Notes, Ser. 2005-1, Class
                N2, 6.41%, due 4/25/35                                                         A+                85**
            49  Fannie Mae Grantor Trust, Ser. 2002-T5, Class A1, 3.95%, due 10/25/05  Aaa     AAA               49oo(mu)
           640  Fannie Mae Grantor Trust, Ser. 2005-T3, Class A1A, 3.87%, due 10/25/05 Aaa     AAA              640oo(mu)
           225  Fannie Mae Grantor Trust, Ser. 2003-T3, Class 1A, 3.95%, due 10/25/05  Aaa     AAA              225oo(mu)
           243  Fannie Mae Whole Loan, Ser. 2003-W5, Class A, 3.94%, due 10/25/05      Aaa     AAA              244oo(mu)
           112  Fannie Mae Whole Loan, Ser. 2003-W16, Class AV1, 3.98%, due 10/25/05   Aaa     AAA              113oo(mu)
           175  First Franklin Mortgage Loan Trust, Asset-Backed Certificates, Ser.
                2004-FFH3, Class 2A1, 4.21%, due 10/25/05                              Aaa     AAA              176oo(mu)
            75  First Franklin NIM Trust, Ser. 2003-FFH2, Class N2, 7.39%, due 3/25/34                           75**c
            21  First Franklin NIM Trust, Ser. 2003-FF5, Class N1, 4.21%, due 4/25/34          BBB+              21**
           760  Ford Credit Auto Owner Trust, Ser. 2005-A, Class A3, 3.48%, due
                11/15/08                                                               Aaa     AAA              751
           565  Ford Credit Floorplan Master Owner Trust, Ser. 2004-1, Class
                A, 3.81%, due 10/17/05                                                 Aaa     AAA              565oo(mu)
           495  Ford Credit Floorplan Master Owner Trust, Ser. 2001-2, Class
                A, 3.91%, due 10/17/05                                                 Aaa     AAA              496oo(mu)
             8  Fremont NIM Note Trust, Ser. 2004-B, 4.70%, due 5/25/34                        BBB+               8**
            46  Fremont NIM Trust, Ser. 2005-C, 5.58%, due 10/25/05                            BBB               46**
           285  GE Dealer Floorplan Master Note Trust, Ser. 2005-1, Class A, 3.84%,
                due 10/20/05                                                           Aaa     AAA              285oo(mu)
           640  GE Dealer Floorplan Master Note Trust, Ser. 2004-2, Class A, 3.88%,
                due 10/20/05                                                           Aaa     AAA              641oo(mu)
           845  Gracechurch Card Funding PLC, Ser. 7, Class A, 3.79%, due 10/17/05     Aaa     AAA              845oo(mu)
            11  GSAMP Note Trust, Ser. 2004-FM1N, 5.25%, due 11/25/33                          BBB               11**
           212  GSAMP Trust, Ser. 2004-FM2, 3.96%, due 10/25/05                        Aaa     AAA              212oo(mu)
            57  GSAMP Trust, Ser. 2003-AHL, Class A2A, 4.03%, due 10/25/05                     AAA               57oo(mu)
            37  GSAMP Trust, Ser. 2004-FM1, Class A2A, 4.06%, due 10/25/05             Aaa     AAA               37oo(mu)
            90  Master Asset Backed Securities Trust, Ser. 2004-OPT1, Class
                A3, 4.09%, due 10/25/05                                                Aaa     AAA               90oo(mu)
           815  MBNA Master Credit Card Trust USA, Ser. 1998-E, Class A, 3.74%, due
                10/17/05                                                               Aaa     AAA              818oo(mu)
           390  MBNA Master Credit Card Trust USA, Ser. 1997-K, Class A, 3.89%, due
                10/17/05                                                               Aaa     AAA              390oo(mu)
           195  Merrill Auto Trust Securitization, Ser. 2005-1, Class A2B, 3.84%, due
                10/25/05                                                               Aaa     AAA              195oo(mu)
            82  Merrill Lynch Mortgage Investors, Inc., Ser. 2004-WMC1, Class
                A2, 4.13%, due 10/25/05                                                Aaa     AAA               82oo(mu)
            48  Merrill Lynch Mortgage Investors, Inc., Ser. 2004-OP1N, Class
                N1, 4.75%, due 6/25/35                                                         BBB+              48**
           378  MSDWCC Heloc Trust, Ser. 2003-2, Class A, 4.09%, due 10/25/05          Aaa     AAA              378oo(mu)
            28  National City Auto Receivables Trust, Ser. 2002-A, Class A4, 4.83%,
                due 8/15/09                                                            Aaa     AAA               28

                                                             SEPTEMBER 30, 2005

Schedule of Investments Lehman Brothers Core Bond Fund cont'd

Principal Amount                                                                              Rating(S)          Value/+/
(000's omitted)                                                                              Moody's  S&P  (000's omitted)
        $  239  Navistar Financial Corp. Owner Trust, Ser. 2003-B, Class A3,
                3.97%, due 10/17/05                                                          Aaa     AAA  $           239oo(mu)
           164  New Century Mortgage Corp. NIM Trust, Ser. 2005-A, Class N1,
                4.70%, due 8/25/35                                                                   A-               164**
           260  Newcastle CDO Ltd., Ser. 2004-4A, Class 3FX, 5.11%, due 3/24/39              A2      A                253**
           317  Nissan Auto Lease Trust, Ser. 2003-A, Class A3A, 3.91%, due 10/17/05         Aaa     AAA              317oo(mu)
         1,290  Nissan Auto Receivables Owner Trust, Ser. 2005-A, Class A3,
                3.54%, due 10/15/08                                                          Aaa     AAA            1,273
           182  Novastar Home Equity Loan, Ser. 2005-1, Class A2A, 3.95%, due 10/25/05       Aaa     AAA              182oo(mu)
            65  Novastar NIM Note Trust, Ser. 2004-N3, 3.97%, due 3/25/35                            A                 64**
            48  Option One Mortgage Loan Trust, Ser. 2002-2, Class A, 4.10%, due 10/25/05    Aaa     AAA               48oo(mu)
            94  Option One Mortgage Loan Trust, Ser. 2003-1, Class A2, 4.25%, due 10/25/05   Aaa     AAA               94oo(mu)
            72  Option One Mortgage Loan Trust, Ser. 2001-4, Class A, 4.43%, due 10/25/05    Aaa     AAA               73oo(mu)
             9  Option One Mortgage Securities Corp. NIM Note Trust, Ser. 2003-6A,
                4.05%, due 10/26/05                                                          Aaa     AAA                9**oo(mu)
            46  Park Place Securities NIM Trust, Ser. 2004-WWF1, Class A, 3.84%, due 1/25/35                           46**^^^^
           175  Park Place Securities NIM Trust, Ser. 2005-WCW2, Class A, 5.50%, due 7/25/35                          175**(+/-)
           230  Renaissance Home Equity Loan Trust, Ser. 2005-3, Class AF1,
                3.99%, due 10/25/05                                                          Aaa     AAA              230oo(mu)
             3  Renaissance NIM Note Trust, Ser. 2003-D, 6.66%, due 3/26/34                          BBB                3**
            31  Renaissance NIM Note Trust, Ser. 2004-B, 5.19%, due 8/26/34                          BBB               32**
            61  Residential Asset Mortgage Products NIM Note Trust, Ser. 2005-NM2,
                5.19%, due 4/25/35                                                                                     61**(+/-)
            31  Residential Asset Mortgage Products, Inc., Ser. 2004-RS6, Class AI1,
                3.98%, due 10/25/05                                                          Aaa     AAA               31oo(mu)
           139  Residential Asset Mortgage Products, Inc., Ser. 2004-RS8, Class AI1,
                4.01%, due 10/25/05                                                          Aaa     AAA              139oo(mu)
           102  Residential Asset Mortgage Products, Inc., Ser. 2003-RS2, Class AII,
                4.17%, due 10/25/05                                                          Aaa     AAA              102oo(mu)
           284  Residential Asset Mortgage Products, Inc., Ser. 2003-RS3, Class AII,
                4.19%, due 10/25/05                                                          Aaa     AAA              285oo(mu)
            86  Residential Asset Mortgage Products, Inc., Ser. 2002-RS5, Class AII,
                4.20%, due 10/25/05                                                          Aaa     AAA               86oo(mu)
           107  Residential Asset Mortgage Products, Inc., Ser. 2003-RS1, Class AII,
                4.22%, due 10/25/05                                                          Aaa     AAA              108oo(mu)
            71  Residential Asset Securities Corp., Ser. 2002-KS3, Class A1B,
                4.08%, due 10/25/05                                                          Aaa     AAA               71oo(mu)
            51  Residential Asset Securities Corp., Ser. 2003-KS1, Class A2,
                4.20%, due 10/25/05                                                          Aaa     AAA               52oo(mu)
           511  Residential Funding Mortgage Securities II, Ser. 2005-HI2, Class A1,
                3.97%, due 10/25/05                                                          Aaa     AAA              511oo(mu)
           193  Saxon Asset Securities Trust, Ser. 2004-1, Class A, 4.10%, due 10/25/05      Aaa     AAA              193oo(mu)
            24  Saxon Asset Securities Trust, Ser. 2003-1, Class AV1, 4.14%, due 10/25/05    Aaa     AAA               23oo(mu)
           197  SB Finance NIM Trust, Ser. 2005-WFHE, 4.75%, due 7/25/35                             A-               196**
           100  Securitized Asset Backed Receivables LLC, Ser. 2004-OP1, Class A2,
                4.08%, due 10/25/05                                                          Aaa     AAA              100oo(mu)
             6  Sharps SP I LLC NIM Trust, Ser. 2004-FM1N, Class N,
                6.16%, due 9/25/33                                                                   BBB-               6**

Schedule of Investments Lehman Brothers Core Bond Fund cont'd

Principal Amount                                                                       Rating/(S)/        Value/+/
(000's omitted)                                                                        Moody's S&P  (000's omitted)
        $   21  Sharps SP I LLC NIM Trust, Ser. 2003-OP1N, Class NA, 4.45%,
                due 12/25/33                                                                   BBB $            21**
           750  SLM Student Loan Trust, Floating Rate Bonds, Ser. 2003-10A, Class
                A1A, 1.50%, due 10/17/05                                               Aaa     AAA             750**oo(mu)
            17  SLM Student Loan Trust, Floating Rate Bonds, Ser. 2004-9, Class
                A1, 3.64%, due 10/25/05                                                Aaa     AAA              17oo(mu)
           130  SLM Student Loan Trust, Floating Rate Bonds, Ser. 2004-10, Class
                A2, 3.67%, due 10/25/05                                                Aaa     AAA             130oo(mu)
           459  SLM Student Loan Trust, Floating Rate Bonds, Ser. 2005-A, Class
                A1, 3.91%, due 12/15/05                                                Aaa     AAA             458oo(mu)
            91  Soundview NIM Trust, Ser. 2005-D01, Class N1, 4.70%, due 5/25/35               A+               91
           157  Specialty Underwriting & Residential Finance, Ser. 2004-BC2, Class
                A2, 4.10%, due 10/25/05                                                Aaa     AAA             158oo(mu)
            31  Specialty Underwriting & Residential Finance, Ser. 2003-BC1, Class
                A, 4.17%, due 10/25/05                                                 Aaa                      31oo(mu)
            74  Structured Asset Securities Corp., Ser. 2003-BC1, Class A, 4.33%,
                due 10/25/05                                                           Aaa     AAA              74oo(mu)
           665  Volkswagen Credit Auto Master Trust, Ser. 2005-1, Class A, 3.82%, due
                10/20/05                                                               Aaa     AAA             665oo(mu)
           339  Wachovia Asset Securitization, Inc., Ser. 2003-HE3, Class A, 4.08%,
                due 10/25/05                                                           Aaa     AAA             339oo(mu)
            39  Wells Fargo Home Equity Trust, Ser. 2004-2N, Class N1, 4.45%, due
                10/26/34                                                                       A-               39**
           213  WFS Financial Owner Trust, Ser. 2004-1, Class D, 3.17%, due 8/22/11    A1      BBB             210
           845  World Omni Master Owner Trust, Ser. 2004-1, Class A, 3.84%, due
                10/17/05                                                               Aaa     AAA             846oo(mu)
                                                                                                   ---------------
                Total Asset-Backed Securities (Cost $28,062)                                                27,969
                                                                                                   ---------------

Number of Shares

Short-Term Investments (3.5%)
     2,763,588  Neuberger Berman Prime Money Fund Trust Class (Cost $2,764)                                  2,764#@
                                                                                                   ---------------

                Total Investments (127.8%) (Cost $102,518)                                                 101,820##

                Liabilities, less cash, receivables and other assets [(27.8%)]                             (22,152)
                                                                                                   ---------------

                Total Net Assets (100.0%)                                                          $        79,668
                                                                                                   ---------------

See Notes to Schedule of Investments

                                                             SEPTEMBER 30, 2005

Notes to Schedule of Investments

/+/ Investments in securities by Lehman Brothers Core Bond Fund (the "Fund") are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the Board of Trustees of Neuberger Berman Income Funds believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
#       At cost, which approximates market value.
## At September 30, 2005, the cost of investments for U.S. Federal income tax purposes was $102,532,000. Gross unrealized appreciation of investments was $143,000 and gross unrealized depreciation of investments was $855,000, resulting in net unrealized depreciation of $712,000, based on cost for U.S. Federal income tax purposes.
** Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and are deemed liquid. At September 30, 2005, these securities amounted to $7,173,000 or 9.0% of net assets.
@ Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. (see Notes A & F of Notes to Financial Statements) and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.
^^^     Rated A- by Fitch Investors Services, Inc.
^^^^    Rated A+ by Fitch Investors Services, Inc.
c       Rated BBB+ by Fitch Investors Services, Inc.
(+/-)   Rated BBB by Fitch Investors Services, Inc.
/(S)/   Credit ratings are unaudited.
o All or a portion of this security was purchased on a when-issued basis. At September 30, 2005, these securities amounted to $22,803,000.
oo All or a portion of this security is segregated as collateral for when-issued purchase commitments.
(mu) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of September 30, 2005.

See Notes to Financial Statements

Statement of Assets and Liabilities

                                                                                        ----------------

Neuberger Berman Income Funds                                                           Lehman Brothers
(000's omitted except per share amounts)                                                 Core Bond Fund
Assets
    Investments in securities, at value* (Notes A & F)--see Schedule of Investments:
    Unaffiliated issuers                                                                       $ 99,056
    Affiliated issuers                                                                            2,764
                                                                                                101,820
    Cash                                                                                              2
    Interest receivable                                                                             492
    Receivable for securities sold                                                                  633
    Receivable for Fund shares sold                                                                 168
    Receivable from administrator-net (Note B)                                                       54
Total Assets                                                                                    103,169
Liabilities
    Dividends payable                                                                                29
    Payable for securities purchased                                                             23,185
    Payable for Fund shares redeemed                                                                226
    Payable to investment manager-net (Notes A & B)                                                   3
    Accrued expenses and other payables                                                              58
Total Liabilities                                                                                23,501
Net Assets at value                                                                            $ 79,668
Net Assets consist of:
    Paid-in capital                                                                            $ 77,995
    Distributions in excess of net investment income                                                (30)
    Accumulated net realized gains (losses) on investments                                        2,401
    Net unrealized appreciation (depreciation) in value of investments                             (698)
Net Assets at value                                                                            $ 79,668
Net Assets
    Neuberger Berman Investor Class                                                            $ 31,213
    Lehman Brothers Institutional Class                                                          48,455
Shares Outstanding ($.001 par value; unlimited shares authorized)
    Neuberger Berman Investor Class                                                               3,057
    Lehman Brothers Institutional Class                                                           4,740
Net Asset Value, offering and redemption price per share
    Neuberger Berman Investor Class                                                            $  10.21
    Lehman Brothers Institutional Class                                                           10.22
*Cost of investments:
    Unaffiliated issuers                                                                       $ 99,754
    Affiliated issuers                                                                            2,764
Total cost of investments                                                                      $102,518


See Notes to Financial Statements

                                                             SEPTEMBER 30, 2005

Statement of Operations

                                                                      ----------------

Neuberger Berman Income Funds                                         Lehman Brothers
                                                                       Core Bond Fund
(000's omitted)
Investment Income
Income (Note A):
Interest income--unaffiliated issuers                                         $ 5,063
Income from investments in affiliated issuers (Note F)                             16
Total income                                                                    5,079
Expenses:
Investment management fee (Notes A & B)                                           461
Administration fee (Note B):
     Neuberger Berman Investor Class                                               75
     Lehman Brothers Institutional Class                                          117
Distribution fees (Note B):
     Neuberger Berman Investor Class                                               73
Shareholder servicing agent fees:
     Neuberger Berman Investor Class                                                9
     Lehman Brothers Institutional Class                                           26
Audit fees                                                                         20
Custodian fees (Note B)                                                            29
Legal fees                                                                          8
Registration and filing fees                                                       66
Shareholder reports                                                                15
Trustees' fees and expenses                                                         6
Miscellaneous                                                                       1
Total expenses                                                                    906

Expenses reimbursed by administrator (Note B)                                    (115)
Investment management fee waived (Note A)                                         (49)
Expenses reduced by custodian fee expense offset arrangement (Note B)              (1)
Total net expenses                                                                741
Net investment income (loss)                                                    4,338
Realized and Unrealized Gain (Loss) on Investments (Note A)
Net realized gain (loss) on:
     Sales of investment securities of unaffiliated issuers                     3,763
Change in net unrealized appreciation (depreciation) in value of:
     Unaffiliated investment securities                                        (3,122)
Net gain (loss) on investments                                                    641
Net increase (decrease) in net assets resulting from operations               $ 4,979

See Notes to Financial Statements

Statement of Changes in Net Assets

                                                                    LEHMAN BROTHERS CORE BOND FUND
                                                                    ------------------------------

Neuberger Berman Income Funds                                                Year            Year
                                                                            Ended           Ended
                                                                    September 30,   September 30,
                                                                             2005            2004
(000's omitted)
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                                            $   4,338        $  6,280
Net realized gain (loss) on investments                                     3,763           5,786
Change in net unrealized appreciation (depreciation) of investments        (3,122)         (2,856)
Net increase (decrease) in net assets resulting from operations             4,979           9,210
Distributions to Shareholders From (Note A):
Net investment income:
Neuberger Berman Investor Class                                              (892)           (554)
Lehman Brothers Institutional Class                                        (3,501)         (5,764)
Net realized gain on investments:
Neuberger Berman Investor Class                                              (647)           (925)
Lehman Brothers Institutional Class                                        (5,013)         (7,830)
Total distributions to shareholders                                       (10,053)        (15,073)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Neuberger Berman Investor Class                                            15,456           8,933
Lehman Brothers Institutional Class                                        14,608          33,688
Proceeds from reinvestment of dividends and distributions:
Neuberger Berman Investor Class                                             1,303           1,253
Lehman Brothers Institutional Class                                         8,243          14,022
Payments for shares redeemed:
Neuberger Berman Investor Class                                           (10,795)         (9,602)
Lehman Brothers Institutional Class                                      (203,753)        (24,385)
Net increase (decrease) from Fund share transactions                     (174,938)         23,909
Net Increase (Decrease) in Net Assets                                    (180,012)         18,046
Net Assets:
Beginning of year                                                         259,680         241,634
End of year                                                             $  79,668        $259,680
Undistributed net investment income (loss) at end of year               $      --        $      7
Distributions in excess of net investment income at end of year         $     (30)       $     --

See Notes to Financial Statements

                                                             SEPTEMBER 30, 2005

Notes to Financial Statements Lehman Brothers Core Bond Fund

     Note A--Summary of Significant Accounting Policies:

1 General: Lehman Brothers Core Bond Fund (the "Fund") is a separate operating series of Neuberger Berman Income Funds (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated December 23, 1992. The Trust is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended (the "1933 Act"). The Fund currently offers Neuberger Berman Investor Class shares (the "Investor Class") and Lehman Brothers Institutional Class shares (the "Institutional Class"). The Fund had no operations until June 13, 2005, other than matters relating to its organization and registration of its shares as a series of the Trust under the 1933 Act. The Fund acquired all of the assets and assumed all of the liabilities of the Ariel Premier Bond Fund, a series of Ariel Investment Trust (see Note G for more information). The Board of Trustees of the Trust (the "Board") may establish additional series or classes of shares without the approval of shareholders.

     The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3 Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain (loss) on investment securities sold are proceeds from the settlements of class action litigation in which the Fund participated as a plaintiff. The amount of such proceeds for the year ended September 30, 2005 was $20,346.

4 Income tax information: It is the policy of the Fund to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may also utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Notes to Financial Statements Lehman Brothers Core Bond Fund cont'd

     As determined on September 30, 2005, permanent differences resulting primarily from different book and tax accounting for characterization of distributions were reclassified at year end. These reclassifications had no effect on net income, net assets or net assets per share of the Fund.

     The tax character of distributions paid during the years ended September 30, 2005 and September 30, 2004 were as follows:

     Distributions Paid From:

      Ordinary Income      Long-Term Capital Gain    Tax Return of Capital                 Total
       2005          2004        2005         2004   2005        2004              2005        2004
 $7,871,574   $11,279,030  $2,180,786   $3,793,486    $--         $--       $10,052,360 $15,072,516

     As of September 30, 2005, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis were as follows:

     Undistributed Undistributed     Unrealized           Loss
          Ordinary     Long-Term   Appreciation  Carryforwards
            Income          Gain (Depreciation)  and Deferrals       Total
      $2,114,471        $298,651      $(711,637)      $(28,907) $1,672,578

     The difference between book basis and tax basis distributable earnings is attributable primarily to the timing differences of wash sales and distribution payments.

5 Dividends and distributions to shareholders: The Fund earns income, net of expenses, daily on its investments. It is the Fund's policy to declare distributions from net investment income on each business day; such distributions are paid monthly. Distributions from net realized capital gains, if any, are generally distributed in December. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date.

6 Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributed to the Fund are allocated among the funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the funds can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to the Fund or the Trust are allocated among the Fund and the other investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly. The Fund's expenses (other than those specific to each class) are allocated proportionally each day between the classes based upon the relative net assets of each class.

7 Repurchase agreements: The Fund may enter into repurchase agreements with institutions that Management has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the Fund to assert a perfected security interest in those securities in the event of a

                                                             SEPTEMBER 30, 2005

     default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Fund under each such repurchase agreement.

8 Dollar rolls: The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells securities for delivery in the current month and simultaneously agrees to repurchase substantially similar (i.e., same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Fund forgoes principal and interest payments on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may increase fluctuations in the Fund's net asset value and may be viewed as a form of leverage. There is a risk that the counter party will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.

9    Transactions with other funds managed by Neuberger Berman Management Inc.:
     Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in a money market fund managed by Management or an affiliate. The Fund invests in the Neuberger Berman Prime Money Fund ("Prime Money"), as approved by the Board. Prime Money seeks to provide the highest available current income consistent with safety and liquidity. For any cash that the Fund invests in Prime Money, Management waives a portion of its management fee equal to the management fee it receives from Prime Money on those assets (the "Arrangement"). For the year ended September 30, 2005, management fees waived under this Arrangement amounted to $318. For the year ended September 30, 2005, income earned under this Arrangement amounted to $15,919 and is reflected in the Statement of Operations under the caption "Income from investments in affiliated issuers."

10 Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

11 Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

     Note B--Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

     As of June 13, 2005, the Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets; 0.225% of the next $500 million; 0.20% of the next $500 million; 0.175% of the next $500 million; and 0.15% of average daily net

Notes to Financial Statements Lehman Brothers Core Bond Fund cont'd assets in excess of $2 billion. Management has voluntarily agreed to waive its management fee in the amount of 0.20% of the Fund's average daily net assets through October 31, 2006. For the year ended September 30, 2005, such waived fees amounted to $48,687.

     Lehman Brothers Asset Management LLC (formerly Lincoln Capital Fixed Income Management Company, LLC), ("LBAM"), as sub-adviser to the Fund, receives a monthly fee paid by Management, based on an annual rate of the Fund's average daily net assets. The Fund does not pay a fee directly to LBAM for such services.

     Prior to June 13, 2005, Ariel Capital Management, LLC (the "prior Adviser") acted as the investment adviser to the Ariel Premier Bond Fund (the "Predecessor Fund") and was paid an investment advisory fee of 0.35% of average daily net assets.

     As of June 13, 2005, the Fund retains Management as its administrator under two Administration Agreements. The Investor Class of the Fund pays Management an administration fee at the annual rate of 0.27% of its average daily net assets and the Institutional Class pays Management an administration fee at the annual rate of 0.15% of its average daily net assets under these agreements. Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

     Prior to June 13, 2005, the Investor Class of the Predecessor Fund paid the prior Adviser an administration fee at the annual rate of 0.25% of its average daily net assets and the Institutional Class of the Predecessor Fund paid the prior Adviser an administration fee at the annual rate of 0.10% of its average daily net assets.

     Each class of shares also has a distribution agreement with Management. Management receives no commissions for sales or redemptions of shares of beneficial interest of each share class, but receives fees from the Investor Class under that class' Plan, as described below.

     For the Fund's Investor Class, Management acts as agent in arranging for the sale of class shares without commission and bears advertising and promotion expenses. The Board has adopted a distribution plan (the "Plan") with respect to this class, pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services provided to this class, Management's activities and expenses related to the sale and distribution of this class of shares, and ongoing services provided to investors in this class, Management receives from this class a fee at the annual rate of 0.25% of Investor Class' average daily net assets. Management receives this amount to provide distribution and shareholder servicing for this class and pays a portion of it to institutions that provide such services. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by this class during any year may be more or less than the cost of distribution and other services provided to this class. NASD rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust's Plan complies with those rules.

     Prior to June 13, 2005, the Investor Class of the Predecessor Fund paid Ariel Distributors, Inc. a fee at the annual rate of 0.25% of its average daily net assets for distribution services rendered.

                                                             SEPTEMBER 30, 2005


     As of June 13, 2005, Management has contractually undertaken to reimburse operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions, and extraordinary expenses) ("Operating Expenses") which exceed the expense limitation as detailed in the following table:

                                                           Reimbursement
                                                         from Management
                                  Expense             for the Year Ended
       Class               Limitation/(1)/ Expiration September 30, 2005
       Investor Class               0.85%    10/31/15            $38,578
       Institutional Class          0.45%    10/31/15             76,763

     (1)Expense limitation per annum of the respective class' average daily net assets.

     Each class has agreed to repay Management for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its expense limitation, and the repayment is made within three years after the year in which Management issued the reimbursement. During the year ended
     September 30, 2005, there was no reimbursement to Management under these agreements. At September 30, 2005, contingent liabilities to Management under the agreements were as follows:

                                            Expiring in:
                                                    2008
                        Investor Class           $38,578
                        Institutional Class       76,763

     Prior to June 13, 2005, the prior Adviser paid all of the Predecessor Fund's expenses other than investment advisory fees, administration fees, interest, taxes, brokerage commissions, extraordinary expenses, and the Investor Class distribution fees accrued under a plan pursuant to Rule 12b-1 under the 1940 Act.

     Management and LBAM, a sub-adviser to the Fund, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. LBAM is retained by Management to provide day-to-day investment management services. As investment adviser, Management is responsible for overseeing the investment activities of LBAM. Several individuals who are officers and/or Trustees of the Trust are also employees of Management.

     The Fund has an expense offset arrangement in connection with its custodian contract. For the year ended September 30, 2005, the impact of this arrangement was a reduction of expenses of $780.

     Note C--Securities Transactions:

     Cost of purchases and proceeds of sales and maturities of long-term securities (excluding short-term securities) for the year ended September 30, 2005 were as follows:

                                                                     Sales and
    Purchases of Purchases excluding Sales and Maturities Maturities excluding
 U.S. Government     U.S. Government   of U.S. Government      U.S. Government
     Obligations         Obligations          Obligations          Obligations
    $152,151,430        $610,646,019         $193,387,849         $735,335,806

Notes to Financial Statements Lehman Brothers Core Bond Fund cont'd


     Note D--Fund Share Transactions:

     Share activity for the years ended September 30, 2005 and September 30, 2004 were as follows:

                      For the Year Ended September 30, 2005/(1)/    For the Year Ended September 30, 2004/(1)/
                           Shares Issued on                                   Shares Issued on
                            Reinvestment of                                    Reinvestment of
                    Shares    Dividends and        Shares           Shares       Dividends and   Shares
(000's omitted)       Sold    Distributions      Redeemed     Total   Sold       Distributions Redeemed  Total
Investor Class       1,502              127   (1,049)          580     854                 121     (917)    58
Institutional Class  1,409              800  (19,675)/(2)/ (17,466)  3,241               1,346   (2,326) 2,261

     (1)Share activity for the period October 1, 2004 to June 10, 2005 and the year ended September 30, 2004 are for the Predecessor Fund.
     (2)Redemptions for the Predecessor Fund's Institutional Class during the year ended September 30, 2005 include the redemption of a significant shareholder account in January 2005 that, as of the date of the redemption, comprised 55% of total net assets.

     Note E--Line of Credit:

     At September 30, 2005, the Fund was a participant in a single committed, unsecured $150,000,000 line of credit with a consortium of banks organized by State Street, to be used only for temporary or emergency purposes. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.50% per annum. A facility fee of 0.09% per annum of the available line of credit is charged, of which the Fund has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. No compensating balance is required. Other investment companies managed by Management also participate in this line of credit on the same terms. Because several investment companies participate, there is no assurance that an individual fund will have access to all or any part of the $150,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at September 30, 2005. The Fund did not utilize this line of credit from the date it became a participant in this line of credit.

     Note F--Investments In Affiliates*:

                     Balance of                          Balance of                    Income from
                         Shares      Gross      Gross        Shares                    Investments
                           Held  Purchases      Sales          Held         Value    in Affiliated
                  September 30,        and        and September 30, September 30, Issuers Included
Name of Issuer             2004  Additions Reductions          2005          2005  in Total Income
Neuberger Berman
 Prime Money Fund
 Trust Class**               -- 22,723,494 19,959,906     2,763,588    $2,763,588          $15,919
                                                                       ----------          -------
Total                                                                  $2,763,588          $15,919
                                                                       ==========          =======

     * Affiliated issuers, as defined in the 1940 Act, include issuers in which the Fund held 5% or more of the outstanding voting securities.
     ** Prime Money is also managed by Management and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

                                                             SEPTEMBER 30, 2005


     Note G--Reorganization of Lehman Brothers Core Bond Fund:

     After the close of business on June 10, 2005, all the net assets and liabilities of the Predecessor Fund, which was a series of the Ariel Investment Trust, a Massachusetts business trust which commenced operations on April 1, 1986, were reorganized into the Fund. Ariel Investment Trust is registered as a diversified, open-end management investment company under the 1940 Act. The reorganization was performed pursuant to a plan of reorganization approved by the Predecessor Fund's shareholders on June 10, 2005. The reorganization was accomplished by a tax-free exchange of 2,881,565 shares of the Investor Class of the Fund (valued at $29,720,979) for 2,881,565 shares of the Investor Class of the Predecessor Fund and 4,771,414 shares of the Institutional Class of the Fund (valued at $49,269,324) for 4,771,414 shares of the Institutional Class of the Predecessor Fund outstanding on June 10, 2005. The Predecessor Fund's aggregate net assets at that date ($78,990,303 including $2,305,423 of undistributed net realized gains and $154,374 of net unrealized appreciation) were combined with those of the Fund. The aggregate net assets of the Fund and the Predecessor Fund immediately after the reorganization were $78,990,303.

     Note H--Change in Year End:

     The Board of Trustees plans to adopt a change in the Fund's fiscal year end date to October 31. This change would be effective beginning with the next fiscal period, which will run from October 1, 2005 to October 31, 2005.

     Note I--Change in Independent Accountants:

     In conjunction with the reorganization of Lehman Brothers Core Bond Fund, the Board, based on the recommendation of the Audit Committee of the Trust, voted to appoint Tait, Weller & Baker LLP as the Independent Registered Public Accounting Firm for the Fund for the Fund's fiscal year ended September 30, 2005. During the four previous fiscal years, audit reports issued by KPMG LLP (for the fiscal year ended September 30, 2004) and Ernst & Young LLP (for the fiscal years ended 2003, 2002, and 2001) contained no adverse opinion or disclaimer of opinion; nor were their reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with their audits for the four previous fiscal years and through June 10, 2005, there were no disagreements between the Fund and Ernst & Young LLP or KPMG LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of Ernst & Young LLP or KPMG LLP would have caused the audit firms to make reference to the disagreements in their reports on the financial statements for such years.

Financial Highlights Lehman Brothers Core Bond Fund

The following tables include selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements.

Neuberger Berman Investor Class
                                                                                             Year Ended September 30,
                                                                 ----------------------------------------------------------------


                                                                 2005/++//++/      2004(Yen)  2003(Euro)  2002(Euro)  2001(Euro)

Net Asset Value, Beginning of Year                                     $10.51         $10.80      $10.72      $10.45     $  9.87
                                                                       ------         ------      ------      ------     -------

Income From Investment Operations:
Net Investment Income (Loss)                                              .31@           .23         .28         .39         .51
Net Gains or Losses on Securities (both realized and unrealized)         (.04)           .11         .24         .37         .58
                                                                       ------         ------      ------      ------     -------
Total From Investment Operations                                          .27            .34         .52         .76        1.09
                                                                       ------         ------      ------      ------     -------
Less Distributions From:
Net Investment Income                                                    (.31)          (.23)       (.28)       (.39)       (.51)
Net Capital Gains                                                        (.26)          (.40)       (.16)       (.10)         --
                                                                       ------         ------      ------      ------     -------
Total Distributions                                                      (.57)          (.63)       (.44)       (.49)       (.51)
                                                                       ------         ------      ------      ------     -------
Net Asset Value, End of Year                                           $10.21         $10.51      $10.80      $10.72     $ 10.45
                                                                       ------         ------      ------      ------     -------
Total Return/+//+/                                                      +2.64%         +3.29%      +5.01%      +7.56%     +11.27%

Ratios/Supplemental Data
Net Assets, End of Year (in millions)                                  $ 31.2         $ 26.0      $ 26.1      $ 22.3     $   9.8
Ratio of Gross Expenses to Average Net Assets#                            .86%           .85%        .85%        .85%        .85%
Ratio of Net Expenses to Average Net Assets                               .85%/++/       .85%        .85%        .85%        .85%
Ratio of Net Investment Income (Loss) to Average Net Assets              3.03%          2.21%       2.63%       3.65%       4.77%
Portfolio Turnover Rate                                                   462%           390%        343%        333%        410%

Lehman Brothers Institutional Class
                                                                                             Year Ended September 30,
                                                                 ----------------------------------------------------------------


                                                                 2005/++//++/      2004(Yen)  2003(Euro)  2002(Euro)  2001(Euro)

Net Asset Value, Beginning of Year                                     $10.52         $10.81      $10.73      $10.45     $  9.87
                                                                       ------         ------      ------      ------     -------

Income From Investment Operations:
Net Investment Income (Loss)                                              .33@           .28         .33         .43         .55
Net Gains or Losses on Securities (both realized and unrealized)         (.02)           .11         .24         .38         .58
                                                                       ------         ------      ------      ------     -------
Total From Investment Operations                                          .31            .39         .57         .81        1.13
                                                                       ------         ------      ------      ------     -------
Less Distributions From:
Net Investment Income                                                    (.35)          (.28)       (.33)       (.43)       (.55)
Net Capital Gains                                                        (.26)          (.40)       (.16)       (.10)         --
                                                                       ------         ------      ------      ------     -------
Total Distributions                                                      (.61)          (.68)       (.49)       (.53)       (.55)
                                                                       ------         ------      ------      ------     -------
Net Asset Value, End of Year                                           $10.22         $10.52      $10.81      $10.73     $ 10.45
                                                                       ------         ------      ------      ------     -------
Total Return/+//+/                                                      +3.05%         +3.72%      +5.43%      +8.08%     +11.71%

Ratios/Supplemental Data
Net Assets, End of Year (in millions)                                  $ 48.5         $233.6      $215.5      $195.6     $ 213.2
Ratio of Gross Expenses to Average Net Assets#                            .45%           .45%        .45%        .45%        .45%
Ratio of Net Expenses to Average Net Assets                               .45%/++/       .45%        .45%        .45%        .45%
Ratio of Net Investment Income (Loss) to Average Net Assets              3.17%          2.61%       3.04%       4.14%       5.36%
Portfolio Turnover Rate                                                   462%           390%        343%        333%        410%

See Notes to Financial Highlights

                                                             SEPTEMBER 30, 2005

Notes to Financial Highlights Lehman Brothers Core Bond Fund

/+//+/Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return would have been lower if Management had not reimbursed and/or waived certain expenses. Performance data current to the most recent month-end are available at www.nb.com.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

/++/After reimbursement of expenses by the administrator and/or waiver of a portion of the investment management fee. Had Management not undertaken such actions, the annualized ratios of net expenses to average daily net assets would have been:

                                            Year Ended
                                    September 30, 2005
Neuberger Berman Investor Class                  1.05%
Lehman Brothers Institutional Class              0.55%

@ Calculated based on the average number of shares outstanding during the fiscal period.

/++//++/Effective after the close of business on June 10, 2005, Management succeeded Ariel Capital Management, LLC, as the Fund's investment manager. The financial highlights for the year ended September 30, 2005 include the income and expenses attributable to the Ariel Premier Bond Fund for the period from October 1, 2004 through June 10, 2005 and the income and expenses of the Fund, thereafter.

(Yen)Audited by other auditors whose report dated November 15, 2004 expressed an unqualified opinion.

(Euro)Audited by other auditors whose report dated October 17, 2003 expressed an unqualified opinion.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees
Neuberger Berman Income Funds and
Shareholders of
Lehman Brothers Core Bond Fund

We have audited the accompanying statement of assets and liabilities of the Lehman Brothers Core Bond Fund formerly known as the Ariel Premier Bond Fund, a series of the Neuberger Berman Income Funds (the "Trust"), including the schedule of investments, as of September 30, 2005, and the related statement of operations, the statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended September 30, 2004 and the financial highlights for each of the four years in the period ended September 30, 2004 have been audited by other auditors, whose reports dated November 15, 2004 and October 17, 2003 expressed unqualified opinions on such financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Lehman Brothers Core Bond Fund, as of September 30, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                          /s/ Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
November 7, 2005

                                                             SEPTEMBER 30, 2005

Directory

Investment Manager, Administrator and Distributor
Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800.877.9700 or 212.476.8800
Institutional Services 800.366.6264

Sub-Adviser
Lehman Brothers Asset Management Inc.
745 Seventh Avenue
New York, NY 10019

Custodian and Shareholder Servicing Agent
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

For Investor Class Shareholders
Address correspondence to:
Neuberger Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403
800.877.9700 or 212.476.8800
For Institutional Class Shareholders
Address correspondence to:
Neuberger Berman Management Inc.
605 Third Avenue Mail Drop 2-7
New York, NY 10158-0180
Attn: Institutional Services
888.556.9030

Legal Counsel
Kirkpatrick & Lockhart Nicholson Graham LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1221

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street
Suite 2400
Philadelphia, PA 19103

Trustee and Officer Information

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by Management. The Statement of Additional Information includes additional information about fund trustees and is available upon request, without charge, by calling (800) 877-9700.

Information about the Board of Trustees

                                                                               Number of
                                                                             Portfolios in
                             Position and                                    Fund Complex       Other Directorships
                            Length of Time                                    Overseen by        Held Outside Fund
Name, Age, and Address/(1)/  Served/(2)/     Principal Occupation(s)/(3)/    Trustee/(4)/       Complex by Trustee
------------------------------------------------------------------------------------------------------------------------

   Independent Trustees
------------------------------------------------------------------------------------------------------------------------

   John Cannon (75)         Trustee since  Consultant. Formerly,                  45       Independent Trustee or
                            1994           Chairman, CDC Investment                        Director of three series of
                                           Advisers (registered investment                 Oppenheimer Funds:
                                           adviser), 1993 to January 1999;                 Limited Term New York
                                           formerly, President and Chief                   Municipal Fund, Rochester
                                           Executive Officer, AMA                          Fund Municipals, and
                                           Investment Advisors, an affiliate               Oppenheimer Convertible
                                           of the American Medical                         Securities Fund, since 1992.
                                           Association.
------------------------------------------------------------------------------------------------------------------------

   Faith Colish (70)        Trustee since  Counsel, Carter Ledyard &              45       Director, American Bar
                            2000           Milburn LLP (law firm) since                    Retirement Association
                                           October 2002; formerly,                         (ABRA) since 1997 (not-for-
                                           Attorney-at-Law and President,                  profit membership
                                           Faith Colish, A Professional                    association).
                                           Corporation, 1980 to 2002.
------------------------------------------------------------------------------------------------------------------------

   C. Anne Harvey (68)      Trustee since  Consultant, C.A. Harvey                45       President, Board of
                            2000           Associates since June 2001;                     Associates to The National
                                           formerly, Director, AARP, 1978                  Rehabilitation Hospital's
                                           to December 2001.                               Board of Directors since
                                                                                           2002; formerly, Member,
                                                                                           Individual Investors Advisory
                                                                                           Committee to the New York
                                                                                           Stock Exchange Board of
                                                                                           Directors, 1998 to June 2002;
                                                                                           formerly, Member, American
                                                                                           Savings Education Council's
                                                                                           Policy Board (ASEC), 1998
                                                                                           to 2000; formerly, Member,
                                                                                           Executive Committee, Crime
                                                                                           Prevention Coalition of
                                                                                           America, 1997 to 2000.

                                                             SEPTEMBER 30, 2005

                                                                              Number of
                                                                            Portfolios in
                             Position and                                   Fund Complex        Other Directorships
                            Length of Time                                   Overseen by         Held Outside Fund
Name, Age, and Address/(1)/  Served/(2)/     Principal Occupation(s)/(3)/   Trustee/(4)/        Complex by Trustee
-------------------------------------------------------------------------------------------------------------------------

  Barry Hirsch (72)         Trustee since  Attorney-at-Law. Formerly,            45       None.
                            1993           Senior Counsel, Loews
                                           Corporation (diversified
                                           financial corporation), May
                                           2002 to April 2003; formerly,
                                           Senior Vice President, Secretary
                                           and General Counsel, Loews
                                           Corporation.
-------------------------------------------------------------------------------------------------------------------------

  Robert A. Kavesh (78)     Trustee since  Marcus Nadler Professor               45       Director, The Caring
                            1993           Emeritus of Finance and                        Community (not-for-profit);
                                           Economics, New York                            formerly, Director, DEL
                                           University Stern School of                     Laboratories, Inc. (cosmetics
                                           Business; formerly, Executive                  and pharmaceuticals), 1978
                                           Secretary-Treasurer, American                  to 2004; formerly, Director,
                                           Finance Association, 1961 to                   Apple Bank for Savings,
                                           1979.                                          1979 to 1990; formerly,
                                                                                          Director, Western Pacific
                                                                                          Industries, Inc., 1972 to 1986
                                                                                          (public company).
-------------------------------------------------------------------------------------------------------------------------

  Howard A. Mileaf (68)     Trustee since  Retired. Formerly, Vice               45       Director, WHX Corporation
                            2000           President and Special Counsel,                 (holding company) since
                                           WHX Corporation (holding                       August 2002; Director,
                                           company), 1993 to 2001.                        Webfinancial Corporation
                                                                                          (holding company) since
                                                                                          December 2002; Director,
                                                                                          State Theatre of New Jersey
                                                                                          (not-for-profit theater) since
                                                                                          2000; formerly, Director,
                                                                                          Kevlin Corporation
                                                                                          (manufacturer of microwave
                                                                                          and other products).
-------------------------------------------------------------------------------------------------------------------------

  William E. Rulon (73)     Trustee since  Retired. Formerly, Senior Vice        45       Director, Pro-Kids Golf and
                            1993           President, Foodmaker, Inc.                     Learning Academy (teach
                                           (operator and franchiser of                    golf and computer usage to
                                           restaurants) until January 1997.               "at risk" children) since 1998;
                                                                                          formerly, Director,
                                                                                          Prandium, Inc. (restaurants)
                                                                                          from March 2001 to July
                                                                                          2002.
-------------------------------------------------------------------------------------------------------------------------

Trustee and Officer Information cont'd

                                                                              Number of
                                                                            Portfolios in
                             Position and                                   Fund Complex        Other Directorships
                            Length of Time                                   Overseen by         Held Outside Fund
Name, Age, and Address/(1)/  Served/(2)/     Principal Occupation(s)/(3)/   Trustee/(4)/        Complex by Trustee
-------------------------------------------------------------------------------------------------------------------------

 Cornelius T. Ryan (74)     Trustee since  Founding General Partner,             45       Director, Capital Cash
                            2000           Oxford Partners and Oxford                     Management Trust (money
                                           Bioscience Partners (venture                   market fund), Naragansett
                                           capital partnerships) and                      Insured Tax-Free Income
                                           President, Oxford Venture                      Fund, Rocky Mountain
                                           Corporation.                                   Equity Fund, Prime Cash
                                                                                          Fund, several private
                                                                                          companies and QuadraMed
                                                                                          Corporation (NASDAQ).
-------------------------------------------------------------------------------------------------------------------------

 Tom D. Seip (55)           Trustee since  General Partner, Seip                 45       Director, H&R
                            2000           Investments LP (a private                      Block, Inc. (financial services
                                           investment partnership);                       company) since May 2001;
                                           formerly, President and CEO,                   Director, Forward
                                           Westaff, Inc. (temporary                       Management, Inc. (asset
                                           staffing), May 2001 to January                 management)
                                           2002; Senior Executive at the                  since 2001; formerly,
                                           Charles Schwab Corporation                     Director, General Magic
                                           from 1983 to 1999, including                   (voice recognition software),
                                           Chief Executive Officer, Charles               2001 to 2002; formerly,
                                           Schwab Investment                              Director, E-Finance
                                           Management, Inc. and Trustee,                  Corporation (credit
                                           Schwab Family of Funds and                     decisioning services), 1999 to
                                           Schwab Investments from 1997                   2003; formerly, Director,
                                           to 1998; and Executive Vice                    Save-Daily.com (micro
                                           President-Retail Brokerage,                    investing services), 1999 to
                                           Charles Schwab Investment                      2003; Director, Offroad
                                           Management from 1994 to                        Capital Inc. (pre-public
                                           1997.                                          internet commerce company).
-------------------------------------------------------------------------------------------------------------------------

 Candace L. Straight (58)   Trustee since  Private investor and consultant       45       Director, The Proformance
                            1993           specializing in the insurance                  Insurance Company
                                           industry; formerly, Advisory                   (personal lines property and
                                           Director, Securitas Capital LLC                casualty insurance company)
                                           (a global private equity                       since March 2004; Director,
                                           investment firm dedicated to                   Providence Washington
                                           making investments in the                      (property and casualty
                                           insurance sector), 1998 to                     insurance company) since
                                           December 2002.                                 December 1998; Director,
                                                                                          Summit Global Partners
                                                                                          (insurance brokerage firm)
                                                                                          since October 2000.
-------------------------------------------------------------------------------------------------------------------------

                                                             SEPTEMBER 30, 2005

                                                                               Number of
                                                                             Portfolios in
                             Position and                                    Fund Complex       Other Directorships
                            Length of Time                                    Overseen by        Held Outside Fund
Name, Age, and Address/(1)/  Served/(2)/     Principal Occupation(s)/(3)/    Trustee/(4)/       Complex by Trustee
-------------------------------------------------------------------------------------------------------------------------

 Peter P. Trapp (61)        Trustee since  Regional Manager for Atlanta           45       None.
                            2000           Region, Ford Motor Credit
                                           Company since August 1997;
                                           formerly, President, Ford Life
                                           Insurance Company, April 1995
                                           to August 1997.
-------------------------------------------------------------------------------------------------------------------------

Trustees who are "Interested Persons"
-------------------------------------------------------------------------------------------------------------------------

 Edward I. O'Brien* (77)    Trustee since  Formerly, Member, Investment           45       Director, Legg Mason, Inc.
                            2000           Policy Committee, Edward                        (financial services
                                           Jones, 1993 to 2001; President,                 holding company)
                                           Securities Industry Association                 since 1993; formerly,
                                           ("SIA") (securities industry's                  Director, Boston
                                           representative in government                    Financial Group (real estate
                                           relations and regulatory matters                and tax shelters), 1993 to
                                           at the federal and state levels),               1999.
                                           1974 to 1992; Adviser to SIA,
                                           November 1992 to November
                                           1993.
-------------------------------------------------------------------------------------------------------------------------

 Jack L. Rivkin* (65)       President and  Executive Vice President and           45       Director, Dale Carnegie and
                            Trustee since  Chief Investment Officer,                       Associates, Inc. (private
                            2002           Neuberger Berman Inc. (holding                  company) since 1998;
                                           company) since 2002 and 2003,                   Director, Emagin Corp.
                                           respectively; Executive Vice                    (public company) since 1997;
                                           President and Chief Investment                  Director, Solbright, Inc.
                                           Officer, Neuberger since                        (private company) since
                                           December 2002 and 2003,                         1998; Director, Infogate, Inc.
                                           respectively; Director and                      (private company) since
                                           Chairman, Management since                      1997; Director, Broadway
                                           December 2002; formerly,                        Television Network (private
                                           Executive Vice President,                       company) since 2000.
                                           Citigroup Investments, Inc.
                                           from September 1995 to
                                           February 2002; formerly,
                                           Executive Vice President,
                                           Citigroup Inc. from September
                                           1995 to February 2002.
-------------------------------------------------------------------------------------------------------------------------

Trustee and Officer Information cont'd

                                                                              Number of
                                                                            Portfolios in
                             Position and                                   Fund Complex      Other Directorships
                            Length of Time                                   Overseen by       Held Outside Fund
Name, Age, and Address/(1)/  Served/(2)/     Principal Occupation(s)/(3)/   Trustee/(4)/      Complex by Trustee
----------------------------------------------------------------------------------------------------------------------

  Peter E. Sundman* (46)    Chairman of    Executive Vice President,             45       Director and Vice President,
                            the Board and  Neuberger Berman Inc. (holding                 Neuberger & Berman
                            Trustee since  company) since 1999; Head of                   Agency, Inc. since 2000;
                            2000; Chief    Neuberger Berman Inc.'s                        formerly, Director,
                            Executive      Mutual Funds Business (since                   Neuberger Berman Inc.
                            Officer since  1999) and Institutional Business               (holding company) from
                            1999;          (from 1999 to October 2005);                   October 1999 to March
                            President from responsible for Managed                        2003; Trustee, Frost Valley
                            1999 to 2000   Accounts Business and                          YMCA.
                                           intermediary distribution since
                                           October 2005; President and
                                           Director, Management since
                                           1999; Executive Vice President,
                                           Neuberger since 1999; formerly,
                                           Principal, Neuberger from 1997
                                           to 1999; formerly, Senior Vice
                                           President, Management from
                                           1996 to 1999.

(1)The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation;
   (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees;
   (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3)Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(4)For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

 * Indicates a Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of Management and Executive Vice Presidents of Neuberger. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Funds and other funds for which Management serves as investment manager.

                                                             SEPTEMBER 30, 2005

Information about the Officers of the Trust

                                    Position and
Name, Age, and Address/(1)/   Length of Time Served/(2)/                Principal Occupation(s)/(3)/
------------------------------------------------------------------------------------------------------------------

 Michael J. Bradler (35)    Assistant Treasurer since 2005 Employee, Management since 1997; Assistant
                                                           Treasurer, fifteen registered investment companies for
                                                           which Management acts as investment manager and
                                                           administrator since 2005.

 Claudia A. Brandon (49)    Secretary since 1985           Vice President-Mutual Fund Board Relations,
                                                           Management since 2000 and Assistant Secretary since
                                                           2004; Vice President, Neuberger since 2002 and
                                                           employee since 1999; Assistant Secretary Management
                                                           since 2004; formerly, Vice President, Management from
                                                           1986 to 1999; Secretary, fifteen registered investment
                                                           companies for which Management acts as investment
                                                           manager and administrator (four since 2002, three since
                                                           2003, four since 2004 and one since 2005).

 Robert Conti (49)          Vice President since 2000      Senior Vice President, Neuberger since 2003; formerly,
                                                           Vice President, Neuberger from 1999 to 2003; Senior
                                                           Vice President, Management since 2000; formerly,
                                                           Controller, Management until 1996; formerly,
                                                           Treasurer, Management from 1996 to 1999; Vice
                                                           President, fifteen registered investment companies for
                                                           which Management acts as investment manager and
                                                           administrator (three since 2000, four since 2002, three
                                                           since 2003, four since 2004 and one since 2005).

 Brian J. Gaffney (52)      Vice President since 2000      Managing Director, Neuberger since 1999; Senior Vice
                                                           President, Management since 2000; formerly, Vice
                                                           President, Management from 1997 to 1999; Vice
                                                           President, fifteen registered investment companies for
                                                           which Management acts as investment manager and
                                                           administrator (three since 2000, four since 2002, three
                                                           since 2003, four since 2004 and one since 2005).

 Sheila R. James (40)       Assistant Secretary since 2002 Employee, Neuberger since 1999; formerly, Employee,
                                                           Management from 1991 to 1999; Assistant Secretary,
                                                           fifteen registered investment companies for which
                                                           Management acts as investment manager and
                                                           administrator (seven since 2002, three since 2003, four
                                                           since 2004, and one since 2005).

Trustee and Officer Information cont'd

                                        Position and
Name, Age, and Address/(1)/      Length of Time Served/(2)/                    Principal Occupation(s)/(3)/
-------------------------------------------------------------------------------------------------------------------------

  Kevin Lyons (50)          Assistant Secretary since 2003        Employee, Neuberger since 1999; formerly, Employee,
                                                                  Management from 1993 to 1999; Assistant Secretary,
                                                                  fifteen registered investment companies for which
                                                                  Management acts as investment manager and
                                                                  administrator (ten since 2003, four since 2004 and one
                                                                  since 2005).

  John M. McGovern (35)     Treasurer and Principal Financial and Vice President, Neuberger since January 2004;
                            Accounting Officer since 2005; prior  Employee, Management since 1993; Treasurer and
                            thereto, Assistant Treasurer since    Principal Financial and Accounting Officer, fifteen
                            2002                                  registered investment companies for which Management
                                                                  acts as investment manager and administrator (fifteen
                                                                  since 2005); formerly, Assistant Treasurer, fifteen
                                                                  registered investment companies for which Management
                                                                  acts as investment manager and administrator from 2002
                                                                  to 2005.

  Frank Rosato (34)         Assistant Treasurer since 2005        Employee, Management since 1995; Assistant Treasurer,
                                                                  fifteen registered investment companies for which
                                                                  Management acts as investment manager and
                                                                  administrator since 2005.

  Frederic B. Soule (59)    Vice President since 2000             Senior Vice President, Neuberger since 2003; formerly,
                                                                  Vice President, Neuberger from 1999 to 2003; formerly,
                                                                  Vice President, Management from 1995 to 1999; Vice
                                                                  President, fifteen registered investment companies for
                                                                  which Management acts as investment manager and
                                                                  administrator (three since 2000, four since 2002, three
                                                                  since 2003, four since 2004 and one since 2005).

  Chamaine Williams (34)    Chief Compliance Officer since 2005   Vice President, Lehman Brothers Inc. since 2003; Chief
                                                                  Compliance Officer, fifteen registered investment
                                                                  companies for which Management acts as investment
                                                                  manager and administrator (since 2005); Chief
                                                                  Compliance Officer, Lehman Brothers Asset
                                                                  Management Inc. since 2003; Chief Compliance
                                                                  Officer, Lehman Brothers Alternative Investment
                                                                  Management LLC since 2003; formerly, Vice President,
                                                                  UBS Global Asset Management (US) Inc, (formerly,
                                                                  Mitchell Hutchins Asset Management, a wholly-owned
                                                                  subsidiary of PaineWebber Inc.) from 1997 to 2003.

--------

(1)The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3)Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

                                                             SEPTEMBER 30, 2005



Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-877-9700 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will also be available without charge, by calling 1-800-877-9700 (toll-free), on the website of the Securities and Exchange Commission at www.sec.gov, and on the Trust's website at www.nb.com.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-800-877-9700 (toll-free).

Report of Votes of Shareholders


A special meeting of shareholders of Ariel Premier Bond Fund, a series of Ariel Investment Trust, was held on June 10, 2005. Shareholders voted on the following matter: (1) To approve an Agreement and Plan of Reorganization and Termination, between Ariel Investment Trust, on behalf of Ariel Premier Bond Fund, and Neuberger Berman Income Funds, on behalf of its newly created series, Lehman Brothers Core Bond Fund.

Proposal 1--To Approve the Agreement and Plan of Reorganization and Termination and the transactions contemplated thereby.

                                             Votes                Broker
                  Votes For Votes Against Withheld Abstentions Non-Votes
       Proposal 1 6,677,112        29,071        0     434,463         0

                                                             SEPTEMBER 30, 2005

Notice to Shareholders (Unaudited)


Lehman Brothers Core Bond Fund hereby designates $2,180,786 as a capital gain distribution.

Board Consideration of the Management and Sub-Advisory Agreements

In evaluating the Management and Sub-Advisory Agreements for Lehman Brothers Core Bond Fund ("Fund"), the Board of Trustees of Neuberger Berman Income Funds ("Board"), including the Trustees who are not "interested persons" of Neuberger Berman Management Inc. ("Management") (including its affiliates) or Neuberger Berman Income Funds ("Independent Fund Trustees"), reviewed materials furnished by Management and Lehman Brothers Asset Management LLC (formerly Lincoln Capital Fixed Income Management Company, LLC), ("LBAM") and met with senior representatives of Management and LBAM regarding their personnel and operations. The Independent Fund Trustees were advised by experienced 1940 Act counsel that is independent of Management and LBAM.

The Board considered the following factors, among others, in connection with its approval of the Management Agreement: (1) that the terms of the Management Agreement are substantially identical to those of the Management Agreement for certain other series of Neuberger Berman Income Funds; (2) the favorable history, reputation, qualifications, and background of Management, as well as the qualifications of its personnel and its financial condition; (3) the fee and expense ratio of the Fund relative to comparable mutual funds; (4) that the fee and expense ratio of the Fund appeared to the Board to be reasonable given the quality of services expected to be provided, and the expense ratio is the same as the expense ratio paid by the Ariel Premier Bond Fund prior to the proposed reorganization; (5) the commitment of Management to undertake a contractual expense limitation and a voluntary fee waiver to ensure that Fund shareholders do not face an increase in expenses upon consummation of the proposed reorganization; and (6) the performance of the Fund relative to comparable mutual funds and unmanaged indices.

The Board evaluated the terms of the Management Agreement and whether the agreement was in the best interests of the Fund and its shareholders. The Board considered the nature and quality of the services to be provided under the agreement and the overall fairness of the agreement to the Fund. The Board also considered Management's positive compliance history, as the firm has been free of significant compliance problems. The Board concluded that Management could be expected to provide a high level of service to the Fund.

With respect to the overall fairness of the agreement, the Board considered the fee structure of the agreement and whether there are likely to be any fall-out benefits resulting from Management's association with the Fund. The Board reviewed overall expense ratios for funds comparable in size, character, and investment strategy to the Fund. The Board noted that the Fund was close to the median compensation paid. The Board also considered the contractual limit on Fund expenses and the voluntary fee waiver undertaken by Management and the breakpoints built into the Fund's advisory fee, which reflect a reduction of fees resulting from expected economies of scale.

The Board also evaluated whether the Sub-Advisory Agreement was in the best interest of the Fund and its shareholders. The Board considered the nature and quality of the services to be provided under the agreement and the overall fairness of the agreement to the Fund.

With respect to the nature and quality of the services provided, the Board considered information that included a comparison of the performance of the predecessor fund, Ariel Premier Bond Fund, which was sub-advised by LBAM, with the performance of a peer group of investment companies pursuing broadly similar strategies. The Board further considered the experience and expertise of and the degree of risk likely to be undertaken by the Portfolio Managers. The Board concluded that LBAM could be expected to provide a high level of service to the Fund.

                                                             SEPTEMBER 30, 2005


With respect to the overall fairness of the Sub-Advisory Agreement, the Board considered the fee structure of the agreement and considered whether there are likely to be any fall-out benefits resulting from LBAM's association with the Fund.

In approving the Management and Sub-Advisory Agreements, the Board concluded that the terms of each agreement are fair and reasonable and that approval of the Agreements is in the best interest of the Fund and its shareholders.

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180

For Neuberger Berman Investor Class Shares:
Shareholder Services
800.877.9700
Institutional Services
800.366.6264

For Lehman Brothers Institutional Class Shares:
Shareholder Services
800.877.9700
Institutional Support Services
888.556.9030

www.nb.com

[LOGO] recycle  F0403  11/05

ITEM 2. CODE OF ETHICS

The Board of Trustees ("Board") of Neuberger Berman Income Funds ("Registrant") adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions ("Code of Ethics"). For the period covered by this Form N-CSR, there were no amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics is filed as Exhibit 12(a)(1) to this Form N-CSR. The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board has determined that the Registrant has one audit committee financial expert serving on its audit committee. The Registrant's audit committee financial expert is John Cannon. Mr. Cannon is an independent director as defined by Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

The financial information provided below is that of the registrant, Neuberger Berman Income Funds.

Tait, Weller & Baker LLP ("Tait Weller") serves as independent registered public accounting firm to the Lehman Brothers Core Bond Fund. This Fund has a fiscal year end of September 30. The fees charged by Tait Weller and reported below are for the period from June 13, 2005 when the Fund became a series of Registrant, through September 30, 2005. The Registrant had no principal accountant fees and services related to this Fund prior to 2005, because Lehman Brothers Core Bond Fund became a new series of Neuberger Berman Income Funds in 2005 pursuant to a reorganization.

(a) AUDIT FEES
    ----------

The aggregate fees billed for professional services rendered by Tait Weller for the audit of the annual financial statements or services that are normally provided by Tait Weller in connection with statutory and regulatory filings or engagements were $17,500 for the fiscal year ended 2005.

(b) AUDIT-RELATED FEES
    ------------------

The aggregate fees billed to the Registrant for assurance and related services by Tait Weller that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported above in AUDIT FEES were $0 for the fiscal year ended 2005.

The fees billed to other entities in the investment company complex for assurance and related services by Tait Weller that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 for the fiscal year ended 2005.

(c) TAX FEES
    --------

The aggregate fees billed to the Registrant for professional services rendered by Tait Weller for tax compliance, tax advice, and tax planning were $2,500 for the period from June 13, 2005 when the Fund became a series of Registrant, through September 30, 2005. The nature of the services provided was tax compliance, tax advice, and tax planning. The Audit Committee approved 0% of these services provided by Tait Weller for 2005 pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for tax compliance, tax advice, and tax planning by Tait Weller that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 for the fiscal year ended 2005.

(d) ALL OTHER FEES
    --------------

The aggregate fees billed to the Registrant for products and services provided by Tait Weller, other than services reported in AUDIT FEES, AUDIT-RELATED FEES, and TAX FEES were $0 for the fiscal year ended 2005.

The fees billed to other entities in the investment company complex for products and services provided by Tait Weller, other than services reported in AUDIT FEES, AUDIT-RELATED FEES, and TAX FEES that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 for the fiscal year ended 2005.


(e) AUDIT COMMITTEE'S PRE-APPROVAL POLICIES AND PROCEDURES
    ------------------------------------------------------

(1) The Audit Committee's pre-approval policies and procedures for the Registrant to engage an accountant to render audit and non-audit services delegate to the Chair of the Committee the power to pre-approve services between meetings of the Committee.

(2) 0% of the services described in paragraphs (b) through (d) above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) HOURS ATTRIBUTED TO OTHER PERSONS
    ---------------------------------

Not Applicable.

(g) NON-AUDIT FEES
    --------------

Non-audit fees billed by Tait Weller for services rendered to the Registrant were $2,500 for the period from June 13, 2005 when the Fund became a series of Registrant, through September 30, 2005.

Non-audit fees billed by Tait Weller for services rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $0 for the fiscal year ended 2005.

(h) The Audit Committee of the Board considered whether the provision of non-audit services rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved by the Audit Committee because the engagement did not relate directly to the operations and financial reporting of the Registrant is compatible with maintaining Tait Weller's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

The complete schedule of investments for each series is disclosed in the Registrant's Annual Report, which is included as Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the Registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

ITEM 11. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b)    Not applicable to the Registrant.

ITEM 12. EXHIBITS

(a)(1) A copy of the Code of Ethics is filed as Exhibit 12(a)(1).

(a)(2) The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 ("Sarbanes-Oxley Act") are attached hereto.

(a)(3) Not applicable to the Registrant.

(b) The certification required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act is attached hereto.

The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934 ("Exchange Act"), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Funds


By: /s/ Peter E. Sundman
   -------------------------------
      Peter E. Sundman
      Chief Executive Officer

Date:  December 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
   -------------------------------
      Peter E. Sundman
      Chief Executive Officer

Date:  December 8, 2005



By: /s/ John M. McGovern
   -------------------------------
      John M. McGovern
      Treasurer and Principal Financial
      and Accounting Officer

Date:  December 8, 2005